Business Segments and Related Information	12 Months Ended
Dec. 31, 2022
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]
04 –
Business segments and related information
The Group’s segmental information has been prepared in accordance with the “management approach”, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to allocate resources to a segment and to assess its financial performance.
Business segments
The Group’s segment reporting follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments.
The bank’s business operations are organized under the divisional structure comprising the following corporate divisions:
  – Corporate Bank
  – Investment Bank
  – Private Bank
  – Asset Management
  – Capital Release Unit
  – Corporate & Other
Compared to the prior year, the segmental information for the corporate divisions Corporate Bank, Investment Bank, Asset Management, Capital Release Unit and Corporate & Other remained unchanged in its scope, while the presentation of revenues in the Private Bank was changed. The related segment information is outlined below.
Corporate Bank reports revenues in the categories Corporate Treasury Services, Institutional Client Services and Business Banking.
Investment Bank reports revenues in the categories Fixed Income, Currency Sales & Trading and, Origination & Advisory, as well as Other.
Private Bank reports revenues in the categories Private Bank Germany and International Private Bank. Commencing from the second quarter 2022 reporting, the breakdown of revenues within the International Private Bank was refined to further align the reporting structure to the client coverage model. International Private Bank revenues are now categorized into the client segments “Wealth Management & Bank for Entrepreneurs” and “Premium Banking”. “Wealth Management & Bank for Entrepreneurs” combines the coverage of private banking, high-net-worth and ultra-high-net-worth clients, as well as business clients that are covered as part of the Bank for Entrepreneurs proposition. “International Private Bank Premium Banking” includes retail and affluent customers as well as commercial banking clients (i.e., all small business clients and small sized corporate clients that are not covered as part of the Bank for Entrepreneurs). Prior year comparatives are presented in the current structure.
Asset Management reports revenues in the categories Management Fees, Performance and Transaction Fees and Other.
Capital Release Unit includes the remaining assets transferred in from Equities Sales & Trading business, lower yielding fixed income positions, particularly in Rates, former Corporate & Investment Bank Non-Strategic portfolio as well as a legacy loan portfolio from the former Private & Commercial Bank in Poland.
Corporate & Other includes revenues, costs and resources held centrally that are not allocated to the individual business segments as well as valuation and timing differences that arise on derivatives used to hedge the Group’s balance sheet. These are accounting impacts, and the valuation losses are expected to be recovered over time as the underlying instruments approach maturity.
In addition, based on management decisions during the reporting period further divisional changes were introduced. The prior years' segmental information is presented in the current structure.
Measurement of segment profit or loss
Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Segmental Results of Operations” section within this note. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances. The Group`s internal management reporting does not consider segment liabilities or interest expense separately. Similarly, depreciation and amortization, tax expenses and other comprehensive income are not presented separately internally and are therefore not disclosed here.
Non-IFRS compliant accounting methods used in the Group’s management reporting represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (in Investment Bank) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of the profit before tax of the businesses in management reporting (with a reversal in Corporate & Other) and a component of net income appropriation under IFRS.
Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.
The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, in accordance with the bank’s internal funds transfer pricing framework. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.
Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results.
Allocation of Average Shareholder’s Equity
Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment. Regulatory capital demand reflects the combined contribution of each segment to the Groups’ Common Equity Tier 1 (CET1) ratio, the Groups’ leverage ratio and the Group’s capital loss under stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the CET1 ratio and the leverage ratio are measured through risk-weighted assets and leverage ratio exposure. The Group’s capital loss under stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangible assets are directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year.
Strategic Liquidity Reserve Profit and Loss Allocation
Commencing from the first quarter of 2022, the methodology for divisional intra-year allocations of profit or loss earned on the Strategic Liquidity Reserves has been refined. As part of the introduction of the new methodology, the intra-year profit and loss volatility is held centrally in Corporate & Other in order to better reflect the underlying performance of the business divisions. The implementation of the new methodology does not impact the overall group revenues or the annual business allocations, therefore the full year results for 2022, 2021 and 2020 are not impacted.
U.S. Tax Exempt Securities
Net interest income as a component of net revenues, profit (loss) before tax and related ratios are presented on a fully taxable-equivalent basis for US tax-exempt securities for the Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in Investment Bank net interest income of € 33 million for full year 2022, € 40 million for full year 2021 and € 45 million for full year 2020. This increase is offset in Group consolidated figures through a reversal in Corporate & Other. The tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the U.S. tax-exempt securities is 21 % for 2022, 2021 and 2020.
Infrastructure Full-time Employees realignment
In the third quarter of 2021, approximately 9,000 FTEs moved from Corporate & Other to the operating business segments driven by the bank’s decision that the Chief Operating Office will no longer be a separate Management Board function. Accordingly business-related parts of Chief Operating Office that support the Investment Bank and the Corporate Bank, which were previously run in Infrastructure, moved to those divisions. Comparative segmental financial information is presented accordingly. This change did not result in a material financial impact at a segment level, as costs are allocated from Corporate & Other to the operating business segments that are using the service of the respective infrastructure functions and with this move the costs are directly incurred by the divisions rather than being charged from Corporate & Other.
Segmental results of operations
The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.
	2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	6,335	10,016	9,155	2,608	(28)	(1,024)	27,063
Provision for credit losses	335	319	583	(2)	(17)	8	1,226
Noninterest expenses
Compensation and benefits	1,421	2,376	2,791	899	60	3,165	10,712
General and administrative expenses	2,547	3,805	3,915	869	864	(2,272)	9,728
Impairment of goodwill and other intangible assets	0	0	0	68	0	0	68
Restructuring activities	(19)	15	(113)	0	(2)	0	(118)
Total noninterest expenses	3,949	6,196	6,593	1,836	922	893	20,390
Noncontrolling interests	0	15	0	174	0	(190)	0
Profit (loss) before tax	2,051	3,487	1,979	598	(932)	(1,736)	5,447
Cost/income ratio	62%	62%	72%	70%	N/M	N/M	75%
Assets[2]	257,900	676,714	332,524	10,150	61,823	5,107	1,344,217
Additions to non-current assets	3	4	177	41	0	2,269	2,494
Risk-weighted assets	74,303	139,442	87,602	12,864	24,284	21,508	360,003
Leverage exposure[3]	320,767	529,506	344,396	9,462	22,028	14,325	1,240,483
Average allocated shareholders' equity	11,901	26,032	13,584	5,459	3,018	115	60,108
Post-tax return on average shareholders’ equity[4]	12%	9%	10%	7%	(23) %	N/M	8%
Post-tax return on average tangible shareholders’ equity[4]	12%	9%	11%	17%	(24) %	N/M	9%

[1] includes:
Net interest income	3,628	3,467	5,223	(65)	(227)	1,958	13,983
Net income (loss) from equity method investments	4	50	27	66	6	0	152
[2] includes:
Equity method investments	90	501	99	415	16	4	1,124

N/M – Not meaningful
[3] The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
	2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,151	9,631	8,234	2,708	26	(212)	25,538
Provision for credit losses	(3)	104	446	5	(42)	5	515
Noninterest expenses
Compensation and benefits	1,447	2,197	2,813	822	128	3,012	10,418
General and administrative expenses	2,649	3,587	4,447	840	1,306	(2,009)	10,821
Impairment of goodwill and other intangible assets	5	0	0	0	0	0	5
Restructuring activities	42	47	173	2	(2)	(0)	261
Total noninterest expenses	4,143	5,831	7,433	1,664	1,432	1,002	21,505
Noncontrolling interests	0	(17)	0	223	0	(206)	0
Profit (loss) before tax	1,011	3,714	355	816	(1,364)	(1,014)	3,518
Cost/income ratio	80%	61%	90%	61%	N/M	N/M	84%
Assets[2]	245,716	615,906	310,496	10,387	131,775	10,425	1,324,705
Additions to non-current assets	17	6	149	32	1	1,734	1,939
Risk-weighted assets	65,406	140,600	85,366	14,415	28,059	17,783	351,629
Leverage exposure (fully loaded)[3]	299,892	530,361	320,692	10,678	38,830	22,761	1,124,667
Average allocated shareholders' equity	10,301	24,181	12,663	4,815	4,473	104	56,537
Post-tax return on average shareholders’ equity[4]	6%	10%	1%	12%	(23) %	N/M	4%
Post-tax return on average tangible shareholders’ equity[4]	7%	11%	1%	30%	(23) %	N/M	4%

[1] includes:
Net interest income	2,605	3,332	4,601	(5)	58	526	11,117
Net income (loss) from equity method investments	3	(34)	40	81	7	1	98
[2] includes:
Equity method investments	72	462	180	349	25	4	1,091

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 26 % for the year ended December 31, 2021; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
	2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,146	9,286	8,126	2,229	(225)	(552)	24,011
Provision for credit losses	364	690	711	2	29	(4)	1,792
Noninterest expenses
Compensation and benefits	1,402	2,079	2,867	740	168	3,215	10,471
General and administrative expenses	2,805	3,325	4,242	763	1,774	(2,651)	10,259
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	28	14	413	22	5	3	485
Total noninterest expenses	4,235	5,418	7,522	1,526	1,947	568	21,216
Noncontrolling interests	0	11	0	157	(0)	(169)	0
Profit (loss) before tax	547	3,166	(108)	544	(2,200)	(947)	1,003
Cost/income ratio	82%	58%	93%	68%	N/M	N/M	88%
Assets[2]	237,675	573,536	296,596	9,453	197,667	10,035	1,324,961
Additions to non-current assets	10	4	202	32	0	3,174	3,423
Risk-weighted assets	57,483	128,292	77,074	9,997	34,415	21,690	328,951
Leverage exposure (fully loaded)[3]	273,959	476,097	307,746	4,695	71,726	29,243	1,078,268
Average allocated shareholders' equity	9,945	22,911	11,553	4,757	6,166	(23)	55,308
Post-tax return on average shareholders’ equity[4]	3%	9%	(1) %	8%	(26) %	N/M	0%
Post-tax return on average tangible shareholders’ equity[4]	3%	10%	(2) %	21%	(27) %	N/M	0%

[1] includes:
Net interest income	2,883	3,325	4,499	1	61	779	11,548
Net income (loss) from equity method investments	3	22	23	63	9	1	120
[2] includes:
Equity method investments	69	399	60	304	67	4	901

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[3] The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December 31, 2020; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2020; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
Corporate Bank
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues
Corporate Treasury Services	3,886	3,125	3,119	761	24	6	0
Institutional Client Services	1,586	1,299	1,280	287	22	19	1
Business Banking	863	726	747	136	19	(21)	(3)
Total net revenues	6,335	5,151	5,146	1,185	23	5	0
of which:
Net interest income	3,628	2,605	2,883	1,022	39	(278)	(10)
Commissions and fee income	2,354	2,203	2,078	151	7	125	6
Remaining income	354	343	185	11	3	158	86
Provision for credit losses	335	(3)	364	338	N/M	(367)	N/M
Noninterest expenses
Compensation and benefits	1,421	1,447	1,402	(25)	(2)	45	3
General and administrative expenses	2,547	2,649	2,805	(103)	(4)	(156)	(6)
Impairment of goodwill and other intangible assets	0	5	0	(5)	N/M	5	N/M
Restructuring activities	(19)	42	28	(61)	N/M	13	47
Total noninterest expenses	3,949	4,143	4,235	(193)	(5)	(92)	(2)
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	2,051	1,011	547	1,040	103	464	85
Total assets (in € bn.)[1]	258	246	238	12	5	8	3
Loans (gross of allowance for loan losses, in € bn.)	122	122	115	(1)	(1)	8	7
Total employees (directly-managed, full-time equivalent)	13,980	13,292	13,393	688	5	(102)	(1)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Investment Bank
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	8,935	7,063	7,074	1,871	26	(11)	(0)
Debt Origination	412	1,573	1,500	(1,161)	(74)	73	5
Equity Origination	101	544	369	(443)	(81)	174	47
Advisory	485	491	244	(6)	(1)	247	101
Origination & Advisory	998	2,608	2,114	(1,610)	(62)	494	23
Other	84	(40)	99	124	N/M	(139)	N/M
Total net revenues	10,016	9,631	9,286	385	4	345	4
Provision for credit losses	319	104	690	215	N/M	(587)	(85)
Noninterest expenses
Compensation and benefits	2,376	2,197	2,079	179	8	118	6
General and administrative expenses	3,805	3,587	3,325	218	6	262	8
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	15	47	14	(32)	(68)	33	N/M
Total noninterest expenses	6,196	5,831	5,418	365	6	413	8
Noncontrolling interests	15	(17)	11	32	N/M	(29)	N/M
Profit (loss) before tax	3,487	3,714	3,166	(227)	(6)	547	17
Total assets (in € bn.)[1]	677	616	574	61	10	42	7
Loans (gross of allowance for loan losses, in € bn.)	103	93	69	10	11	24	34
Total employees (directly-managed, full-time equivalent)	7,657	7,152	7,492	505	7	(341)	(5)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Private Bank
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	5,327	5,008	4,989	319	6	19	0
International Private Bank	3,828	3,226	3,136	601	19	90	3
Premium Banking	953	945	905	8	1	41	4
Wealth Management & Bank for Entrepreneurs	2,874	2,281	2,232	594	26	49	2
Total net revenues	9,155	8,234	8,126	921	11	109	1
of which:
Net interest income	5,223	4,601	4,499	622	14	102	2
Commissions and fee income	3,157	3,207	3,052	(50)	(2)	155	5
Remaining income	775	426	574	349	82	(148)	(26)
Provision for credit losses	583	446	711	137	31	(265)	(37)
Noninterest expenses:
Compensation and benefits	2,791	2,813	2,867	(22)	(1)	(54)	(2)
General and administrative expenses	3,915	4,447	4,242	(533)	(12)	205	5
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(113)	173	413	(285)	N/M	(240)	(58)
Total noninterest expenses	6,593	7,433	7,522	(840)	(11)	(89)	(1)
Noncontrolling interests	0	0	0	0	N/M	(0)	(87)
Profit (loss) before tax	1,979	355	(108)	1,624	N/M	463	N/M
Total assets (in € bn.)[1]	333	310	297	22	7	14	5
Loans (gross of allowance for loan losses, in € bn.)	265	254	237	10	4	17	7
Assets under management (in € bn.)[2]	518	554	495	(36)	(6)	59	12
Net flows (in € bn.)	30	30	16	(0)	(1)	14	85
Total employees (directly-managed, full-time equivalent)	26,951	28,084	29,748	(1,132)	(4)	(1,665)	(6)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[2] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes.
Asset Management
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues
Management fees	2,458	2,370	2,136	88	4	233	11
Performance and transaction fees	125	212	90	(86)	(41)	122	135
Other	24	126	3	(102)	(81)	123	N/M
Total net revenues	2,608	2,708	2,229	(100)	(4)	478	21
Provision for credit losses	(2)	5	2	(6)	N/M	3	148
Noninterest expenses
Compensation and benefits	899	822	740	77	9	82	11
General and administrative expenses	869	840	763	29	3	77	10
Impairment of goodwill and other intangible assets	68	0	0	68	N/M	(0)	N/M
Restructuring activities	0	2	22	(2)	(95)	(20)	(92)
Total noninterest expenses	1,836	1,664	1,526	173	10	138	9
Noncontrolling interests	174	223	157	(49)	(22)	66	42
Profit (loss) before tax	598	816	544	(217)	(27)	272	50
Total assets (in € bn.)[1]	10	10	9	(0)	(2)	1	10
Assets under management (in € bn.)	821	928	793	(106)	(11)	135	17
Net flows (in € bn.)	(20)	48	30	(68)	N/M	17	N/M
Total employees (directly-managed, full-time equivalent)	4,283	4,072	3,926	211	5	146	4

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Capital Release Unit
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues	(28)	26	(225)	(54)	N/M	251	N/M
Provision for credit losses	(17)	(42)	29	25	(59)	(70)	N/M
Noninterest expenses
Compensation and benefits	60	128	168	(68)	(53)	(40)	(24)
General and administrative expenses	864	1,306	1,774	(442)	(34)	(468)	(26)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(2)	(2)	5	0	(21)	(7)	N/M
Total noninterest expenses	922	1,432	1,947	(510)	(36)	(515)	(26)
Noncontrolling interests	–	0	(0)	0	N/M	0	N/M
Profit (loss) before tax	(932)	(1,364)	(2,200)	431	(32)	836	(38)
Total assets (in € bn.)[1]	62	132	198	(70)	(53)	(66)	(33)
Total employees (directly-managed, full-time equivalent)	194	267	472	(73)	(27)	(205)	(43)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Corporate & Other
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues	(1,024)	(212)	(552)	(812)	N/M	340	(62)
Provision for credit losses	8	5	(4)	3	53	9	N/M
Noninterest expenses
Compensation and benefits	3,165	3,012	3,215	153	5	(204)	(6)
General and administrative expenses	(2,272)	(2,009)	(2,651)	(263)	13	641	(24)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	0	(0)	3	0	N/M	(3)	N/M
Total noninterest expenses	893	1,002	568	(109)	(11)	435	77
Noncontrolling interests	(190)	(206)	(169)	16	(8)	(37)	22
Profit (loss) before tax	(1,736)	(1,014)	(947)	(722)	71	(67)	7
Employees (full-time equivalent)	31,865	30,103	29,627	1,762	6	476	2

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
Entity-wide disclosures
The Group’s entity-wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For details of the net revenue components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.
The following table presents total net revenues (before provisions for credit losses) by geographic area for the years ended December 31, 2022, 2021 and 2020, respectively. The information presented for Corporate Bank, Investment Bank, Private Bank, Asset Management and Capital Release Unit has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for Corporate & Other is presented on a global level only, as management responsibility for Corporate & Other is held centrally.
in € m.	2022	2021	2020
Germany:
Corporate Bank	3,164	2,593	2,538
Investment Bank	587	450	431
Private Bank	5,878	5,481	5,456
Asset Management	1,266	1,385	992
Capital Release Unit	7	4	23
Total Germany	10,902	9,914	9,441
UK:
Corporate Bank	143	144	110
Investment Bank	4,343	3,642	3,552
Private Bank	3	(2)	31
Asset Management	356	336	292
Capital Release Unit	14	(122)	(383)
Total UK	4,858	3,997	3,602
Rest of Europe, Middle East and Africa:
Corporate Bank	1,162	900	934
Investment Bank	383	255	358
Private Bank	2,191	1,783	1,682
Asset Management	275	286	344
Capital Release Unit	13	26	35
Total Rest of Europe, Middle East and Africa	4,024	3,249	3,355
Americas (primarily United States):
Corporate Bank	974	750	768
Investment Bank	3,033	3,904	3,285
Private Bank	466	364	362
Asset Management	580	537	465
Capital Release Unit	(55)	41	50
Total Americas	4,998	5,596	4,929
Asia/Pacific:
Corporate Bank	892	764	796
Investment Bank	1,671	1,381	1,660
Private Bank	617	608	594
Asset Management	131	163	136
Capital Release Unit	(6)	77	49
Total Asia/Pacific	3,305	2,993	3,236
Corporate & Other	(1,024)	(212)	(552)
Consolidated net revenues[1]	27,063	25,538	24,011

[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.